long-term debt - TELUS International (Cda) Inc. credit facility and Lease Liabilities (Details) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019 USD ($) item	Jun. 30, 2019 CAD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Jun. 30, 2018 CAD ($)
long-term debt
Maximum aggregate amount of credit facility		$ 2,250		$ 2,250
Long-term debt		16,579		14,101	$ 14,145
Undrawn borrowing facilities		$ 1,957		$ 1,476
Lease liabilities
long-term debt
Weighted average interest rate	4.59%	4.59%
TELUS International (Cda) Inc. credit facility
long-term debt
Maximum aggregate amount of credit facility	$ 460		$ 463
Outstanding	307		313
Undrawn borrowing facilities	$ 153		150
Number of financial ratio tests | item	2	2
Percentage of principal advance to repay	5.00%
TELUS International (Cda) Inc. credit facility | Minimum
long-term debt
Operating cash flow to debt service ratio	1.50	1.50
TELUS International (Cda) Inc. credit facility | Maximum
long-term debt
Net debt to operating cash flow ratio	3.25	3.25
Revolving component
long-term debt
Maximum aggregate amount of credit facility	$ 350		350
Outstanding	197		200
Undrawn borrowing facilities	$ 153		150
Weighted average interest rate	3.83%	3.83%
Term loan component
long-term debt
Maximum aggregate amount of credit facility	$ 120		120
Outstanding	$ 110		$ 113
Term loan component | Fixed interest rate
long-term debt
Fixed interest rate	2.64%	2.64%